Note 46	6 Months Ended
Jun. 30, 2026
Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Banks Senior Management [Abstract]
Disclosure of information about key management personnel [text block]
46.    Remuneration and other benefits of the Board of Directors and members of the Bank's Senior Management
Note 54 to the consolidated financial statements of the BBVA Group for the year ended December 31, 2025, includes detailed information on the remuneration and other benefits corresponding to the members of the Board of Directors and of the Bank's Senior Management, including the description of the policy and remuneration system applicable to them, and information regarding the conditions to be met in order for remuneration and other benefits for said financial year to become payable. The information on the remuneration and other benefits of the members of the Board of Directors and Senior Management of the Bank for the first half of the financial years 2026 and 2025 is detailed below.
Remuneration of non-executive directors
The remuneration of non-executive directors for the first half of the 2026 and 2025 financial years is as follows, individually and by remuneration item:

REMUNERATION OF NON-EXECUTIVE DIRECTORS (THOUSANDS OF EUROS) (1)

	Board of Directors	Executive Committee	Audit Committee	Risk and Compliance Committee	Remuneration Committee	Appointments and Corporate Governance Committee	Technology & Cybersecurity Committee	Other positions (2)	Total
									June 2026	June 2025
José Miguel Andrés Torrecillas	64	83	83	—	—	58	—	25	313	313
Jaime Caruana Lacorte	64	83	—	53	—	23	—	—	224	224
Enrique Casanueva Nárdiz	64	—	33	53	—	—	—	—	151	151
Sonia Dulá	64	—	33	36	7	—	—	—	140	151
Raúl Galamba de Oliveira	64	—	—	107	—	23	21	40	256	256
Belén Garijo López	64	83	—	—	—	23	—	—	171	171
Connie Hedegaard Koksbang	64	—	33	—	—	—	—	—	98	98
Lourdes Máiz Carro (3)	32	—	17	—	11	—	—	—	59	119
Jorge Montalbo Todolí (4)	32	—	17	—	—	—	—	—	49	—
Cristina de Parias Halcón (5)	64	—	—	—	—	23	21	—	109	109
Ana Peralta Moreno	64	—	22	18	21	—	—	—	126	119
Ana Revenga Shanklin	64	—	—	53	54	—	21	—	193	193
Carlos Salazar Lomelín (6)	64	—	—	—	21	—	—	—	86	86
Jan Verplancke	64	—	—	—	21	—	21	—	107	107
Total	837	250	237	321	136	150	86	65	2,082	2,096
(1) Includes amounts corresponding to the positions on the Board and its various Committees, the composition of which was last modified on April 29, 2026.
(2) Amounts corresponding to the positions of Deputy Chair of the Board of Directors and Lead Director.
(3) Director who ceased to hold office on March 20, 2026. Remuneration in 2026 corresponding to the term of office during the financial year.
(4) Director appointed by the General Shareholders’ Meeting held on March 20, 2026. Remuneration in 2026 corresponding to the term of office during the financial year.
(5) Likewise, in the first half of the 2025 financial year, Cristina de Parias received €30 thousand and 7,593 BBVA shares, corresponding to deferred variable remuneration accrued in the 2019 financial year in her former position as a member of BBVA’s Senior Management.
(6) In addition, Carlos Salazar Lomelín received €118 thousand and €77 thousand in the first half of the 2026 and 2025 financial years, respectively, in attendance fees for meetings of the management body of BBVA México, S.A. de C.V. and Grupo Financiero BBVA México, S.A. de C.V. and the strategy forum of BBVA México.

Likewise, in the first half of the financial years 2026 and 2025, €116 thousand and €99 thousand, respectively, were paid out in healthcare and casualty insurance premiums for non-executive directors.

REMUNERATION SYSTEM WITH DEFERRED DELIVERY OF SHARES FOR NON-EXECUTIVE DIRECTORS

During the first half of the 2026 and 2025 financial years, the following theoretical shares derived from the remuneration system with deferred delivery of shares have been allocated to the non-executive directors, in a value equivalent to 20% of the total annual fixed allowance in cash received by each of them in the 2025 and 2024 financial years, respectively. BBVA shares, in a number equivalent to the theoretical shares accumulated by each non-executive director, will be delivered to each beneficiary, where applicable, after the end of their respective term of office as a director for any reason other than serious dereliction of their duties.

	June 2026		June 2025
	Theoretical shares allocated (1)	Theoretical shares accumulated as of June 30	Theoretical shares allocated (1)	Theoretical shares accumulated as of June 30
José Miguel Andrés Torrecillas	6,257	164,642	10,930	158,385
Jaime Caruana Lacorte	4,489	118,758	7,959	114,269
Enrique Casanueva Nárdiz	3,022	6,916	3,894	3,894
Sonia Dulá	3,022	13,343	5,279	10,321
Raúl Galamba de Oliveira	5,120	54,255	8,944	49,135
Belén Garijo López	3,420	120,611	6,598	117,191
Connie Hedegaard Koksbang	1,952	12,539	3,410	10,587
Lourdes Máiz Carro (2)	2,381	—	4,159	81,136
Jorge Montalbo Todolí (3)	—	—	—	—
Cristina de Parias Halcón	2,181	5,096	2,915	2,915
Ana Peralta Moreno	2,381	54,253	4,159	51,872
Ana Revenga Shanklin	3,857	41,382	6,364	37,525
Carlos Salazar Lomelín	1,716	25,726	2,998	24,010
Jan Verplancke	2,145	46,515	3,747	44,370
Total	41,943	664,036	71,356	705,610
(1) The number of theoretical shares allocated has been calculated according to the average closing price of the BBVA share during the 60 trading sessions prior to the dates of the General Shareholders' Meetings of March 20, 2026 and March 21, 2025 which were €20.00 and €11.45 per share, respectively.
(2) Director who ceased to hold office on March 20, 2026. In application of the system, after the end of her term of office, she received a total of 83,517 BBVA shares, which is equivalent to the total number of theoretical shares accumulated up to that date.
(3) Director appointed by the General Shareholders' Meeting held on March 20, 2026, therefore the allocation of theoretical shares is not due until 2027.

Remuneration of executive directors
The remuneration of executive directors for the first half of the 2026 and 2025 financial years is as follows, individually and by remuneration item:

ANNUAL FIXED REMUNERATION (THOUSANDS OF EUROS)

	June 2026 (1)	June 2025 (2)
Chair (Carlos Torres Vila)	1,555	1,482
Chief Executive Officer (Onur Genç)	1,390	1,390
Total	2,945	2,872
(1) As from 2026, in accordance with the BBVA Directors’ Remuneration Policy approved by the General Shareholders' Meeting of March 20, 2026, the Annual Fixed Remuneration of the executive directors includes the amounts corresponding to the former fixed allowances for vehicle leasing and others, in the case of the Chair, and mobility allowance, in the case of the Chief Executive Officer.
(2) For comparative purposes, the Annual Fixed Remuneration of the executive directors corresponding to the first half of the 2025 financial year includes the amounts received by the Chair as fixed allowances for vehicle leasing and others, and by the Chief Executive Officer as a mobility allowance, which in previous financial years were reported separately in the interim consolidated financial statements.
In addition, the Chief Executive Officer, in accordance with the BBVA Directors’ Remuneration Policy applicable in each financial year and the terms of his contract, received fixed amounts of €347 thousand and €327 thousand during the first half of the 2026 and 2025 financial years, respectively, as “cash in lieu of pension” (equivalent to 25% and 30% of his Annual Fixed Remuneration established under the BBVA Directors’ Remuneration Policy applicable in each financial year, respectively).

REMUNERATION IN KIND (THOUSANDS OF EUROS)
In addition, during the first half of 2026 and 2025, in-kind remuneration has been paid out in favor of executive directors, including insurance premiums and others, amounting to €106 thousand and €111 thousand, respectively, in the case of the Chair and €140 thousand and €102 thousand, respectively, in the case of the Chief Executive Officer.

ANNUAL VARIABLE REMUNERATION (THOUSANDS OF EUROS)
In accordance with the BBVA Directors’ Remuneration Policies applicable in each financial year, the accrual and award of the Annual Variable Remuneration ("AVR"), which consists of a Short-Term Incentive ("STI") and a Long-Term Incentive ("LTI"), occurs, where applicable, after the end of the corresponding financial year. Accordingly, no amount relating to the Annual Variable Remuneration is reflected in the interim consolidated financial statements for the first half of the 2026 financial year or in the comparative information for the first half of the 2025 financial year.
The amount of the AVR for the 2026 financial year will be determined in 2027 and, if the applicable conditions are met, the Upfront Portion (maximum 40%) will be paid in the first half of 2027 and the remaining amount will be deferred over a 5-year period. This would be done in accordance with the rules and conditions applicable to the AVR set out in the BBVA Directors’ Remuneration Policy approved by the General Shareholders' Meeting on March 20, 2026.
In addition, in accordance with the BBVA Directors’ Remuneration Policy approved by the General Shareholders' Meeting held on March 17, 2023, in the first half of the 2026 financial year, the executive directors were awarded the AVR for the 2025 financial year, which includes an STI amounting to €2,627 thousand in the case of the Chair and €1,965 thousand in the case of the Chief Executive Officer.
Likewise, as part of the AVR for the financial year 2025, the executive directors have accrued the right to an LTI for a maximum theoretical amount of €1,929 thousand in the case of the Chair and €1,443 thousand in the case of the Chief Executive Officer, which is equivalent, in both cases, to 150% of their Target LTI for the 2025 financial year. Once the measurement period for the pre-established long-term indicators has ended (at year-end 2028), the final amount will be determined, which may range from 0% to 150% of the Target LTI for the 2025 financial year. If 100% of the pre-established targets are achieved, this incentive will amount to €1,286 thousand in the case of the Chair and €962 thousand in the case of the Chief Executive Officer.
Of this remuneration, in the first half of 2026 financial year, executive directors received the Upfront Portion of the AVR for the 2025 financial year, in equal parts in cash and BBVA shares (€821 thousand and 40,850 shares in the case of the Chair and €614 thousand and 30,552 shares in the case of the Chief Executive Officer).
The remaining amount of the AVR for the 2025 financial year (which includes the deferred portion of the STI and the entire LTI for the 2025 financial year) has been deferred for a 5-year period (40% in cash and 60% in shares and/or share-linked instruments) (the "Deferred Portion").
The final amount of the Deferred Portion will depend on the result of the applicable long-term indicators relating to the LTI for the 2025 financial year. Likewise, and as an ex-post risk adjustment mechanism, the Deferred Portion may be reduced if the capital and liquidity thresholds established to guarantee that payment occurs only if it is sustainable, in accordance with the Bank's payment capacity, are not reached.
In addition, during the first half of 2026, executive directors received deferred variable remuneration from previous financial years, the payment of which was due after year-end 2025, along with the update of their cash portion, in each case, in accordance with the vesting and payment rules established in the remuneration policies applicable in each financial year:
–2024 Deferred AVR: the first payment of the Deferred STI (17.9% of the Deferred Portion) was made to the executive directors (€222 thousand and 33,410 shares in the case of the Chair and €166 thousand and 24,987 shares in the case of the Chief Executive Officer). Following this, the second payment of the Deferred STI (17.9% of the Deferred Portion) and the 2024 LTI (64.2% of the Deferred Portion), remained deferred for both executive directors. The amount of the 2024 LTI will depend on the result of the long-term indicators established for its calculation once the measurement period ends (at 2027 year-end), which may range from 0% to 150%. If conditions are met, the second payment of the Deferred STI will be paid in 2027 and the three payments of the 2024 LTI will be made in 2028, 2029 and 2030.
–2023 Deferred AVR: the second payment of the Deferred STI (17.9% of the Deferred Portion) was made (€228 thousand, 11,862 shares and 189,609 options on BBVA shares in the case of the Chair and €170 thousand, 8,872 shares and 141,809 options on BBVA shares in the case of the Chief Executive Officer). Following this, the 2023 LTI (64.2% of the Deferred Portion), remained deferred for both executive directors. The amount of the 2023 LTI will depend on the result of the long-term indicators established for its calculation once the measurement period ends (at 2026 year-end), which may range from 0% to 150%. If conditions are met, the three payments of the 2023 LTI will be made in 2027, 2028 and 2029.
–2022 Deferred AVR: the third payment (20% of the Deferred Portion) was made (€243 thousand and 56,941 shares in the case of the Chair and €187 thousand and 43,793 shares in the case of the Chief Executive Officer), after having verified that no reduction was required based on the result of the multi-year performance indicators determined in 2022 by the Board of Directors. Thereafter, 40% of the 2022 Deferred AVR remained deferred for both executive directors and, if conditions are met, will be paid in 2027 and 2028.
–2021 Deferred AVR: the fourth payment (20% of the Deferred Portion) was made (€235 thousand and 57,325 shares in the case of the Chair and €179 thousand and 43,552 shares in the case of the Chief Executive Officer). Thereafter, 20% of the 2021 Deferred AVR remained deferred for both executive directors and, if conditions are met, will be paid in 2027.
–2020 Deferred AVR: given the exceptional circumstances arising from the COVID-19 crisis, executive directors voluntarily waived the accrual of the whole of their 2020 AVR.

PENSION SYSTEMS (THOUSANDS OF EUROS)

	Contributions (1)				Accumulated funds
	Retirement		Death and disability
	June 2026	June 2025	June 2026	June 2025	June 2026	June 2025
Chair (Carlos Torres Vila)	243	236	105	118	31,969	27,898
Chief Executive Officer (Onur Genç)	—	—	154	110	—	—
Total	243	236	259	228	31,969	27,898
(1) Contributions recorded to meet pension commitments with executive directors in proportion to the first half of the 2026 and 2025 financial years. In the case of the Chair, these relate to the sum of the annual contribution to the retirement pension provided for in the BBVA Directors’ Remuneration Policy applicable in each financial year, in the proportional portion of the first half of the year, and the adjustment made to the "discretionary pension benefits" for the financial years 2025 and 2024, which were to be contributed in the 2026 and 2025 financial years, respectively, and to death and disability insurance premiums, in the proportional portion for the first half of each financial year. In the case of the Chief Executive Officer, the contributions reported correspond exclusively to the insurance premiums paid by the Bank, corresponding to the first half of each financial year, to cover the death and disability contingencies given that, in his case, the Bank has not undertaken any commitments to cover the contingency of retirement.

PAYMENTS FOR THE TERMINATION OF THE CONTRACTUAL RELATIONSHIP
The Bank has no commitments to make severance payments to executive directors.
Remuneration of Senior Management
The remuneration of the Senior Management team as a whole, excluding executive directors, corresponding to the first half of the 2026 and 2025 financial years (16 members with such status as of June 30, 2026 and June 30, 2025), is indicated below by remuneration item:

FIXED REMUNERATION (THOUSANDS OF EUROS)

	June 2026 (1)	June 2025 (2)
Senior Management total	10,672	10,010
(1) In the first half of 2026 financial year, the fixed remuneration now includes the former fixed allowances for vehicle leasing and others.
(2) For comparative purposes, the total fixed remuneration for the first half of the 2025 financial year includes the amounts corresponding to the former fixed allowances for vehicle leasing and others received by the members of Senior Management, which in previous financial years were reported separately in the interim consolidated financial statements.

REMUNERATION IN KIND (THOUSANDS OF EUROS)
During the first half of the 2026 and 2025 financial years, in-kind remuneration has been paid out in favor of members of Senior Management, including insurance premiums and others, for a total of €566 thousand and €475 thousand, respectively.

VARIABLE REMUNERATION (THOUSANDS OF EUROS)
The accrual and award of the Annual Variable Remuneration occurs, where applicable, after the end of the corresponding financial year. Accordingly, no amount relating to the Annual Variable Remuneration is reflected in the interim consolidated financial statements for the first half of the 2026 financial year or in the comparative information for the first half of the 2025 financial year.
In the 2027 financial year, the amount of the Annual Variable Remuneration corresponding to the 2026 financial year, consisting of an Annual Corporate Bonus (comprising the STI and the LTI), and, where appropriate, the Individual Incentive that may be awarded to any member of Senior Management on the basis of the result of their previously established individual targets, will be determined. The payment of the Upfront Portion of the 2026 AVR, both in respect of the Annual Corporate Bonus and of the Individual Incentive that, where appropriate, is awarded (up to a maximum of 40% in each case) shall be made, if the applicable conditions are met, in the first half of the 2027 financial year. The remaining amount will be deferred over a 5-year period. This would be done in accordance with the rules and conditions applicable to the Annual Variable Remuneration of the members of Senior Management established in the BBVA Group General Remuneration Policy approved by the Board of Directors on February 25, 2026.
In the first half of the 2026 financial year, the members of Senior Management were awarded the Annual Variable Remuneration for the 2025 financial year, which includes an STI for a total combined amount of €7,299 thousand.
In addition, as part of the Annual Variable Remuneration for the 2025 financial year, Senior Management members have accrued the right to an LTI for a maximum theoretical total amount of €5,149 thousand, which is equivalent to the sum of 150% of the Target LTI of each beneficiary. Once the measurement period for the long-term indicators has ended (at 2028 year-end), the final amount will be determined, which may range from 0% to 150% of the Target LTI. If 100% of the pre-established targets are achieved, this incentive will amount to a total combined amount of €3,433 thousand.
In accordance with the provisions of the BBVA Group General Remuneration Policy, in the first half of 2026, the members of Senior Management received the Upfront Portion of the Annual Variable Remuneration for the 2025 financial year, in equal parts in cash and BBVA shares, with the total amount paid to all members of Senior Management for this item amounting to €2,295 thousand and 112,500 shares.
The remaining amount of the Annual Variable Remuneration for the 2025 financial year (which includes the Deferred Portion of the STI and the entire LTI for the 2025 financial year) has been deferred, in cash and in shares and/or share-linked instruments, over a 5-year period.
The final amount of the Deferred Portion of the Annual Variable Remuneration for the 2025 financial year will depend on the result of the long-term indicators established for the LTI. Furthermore, and as an ex-post risk adjustment mechanism, the Deferred Portion of the Annual Variable Remuneration may be reduced if the established capital and liquidity thresholds set to ensure that payment only occurs if it is sustainable based on the Bank’s payment capacity, are not reached.
In addition, during the first half of 2026, the members of Senior Management received deferred variable remuneration from previous financial years of which they were beneficiaries, the payment of which was due once the 2025 financial year had ended, along with the update of its cash portion. The payment of these amounts has been made in accordance with the vesting and payment rules applicable in each case depending on the date of each member’s entry into the Senior Management team, as established in the remuneration policies applicable in each financial year:
–2024 Deferred AVR: the first payment of the Deferred STI was made (€534 thousand and 81,445 shares).
–2023 Deferred AVR: the second payment of the Deferred STI was made (€553 thousand, 30,492 shares and 444,545 options on BBVA shares).
–2022 Deferred AVR: the third payment was made (€500 thousand and 117,265 shares), after having verified that its reduction was not due based on the result of the multi-year performance indicators determined in 2022 by the Board of Directors.
–2021 Deferred AVR: the fourth payment was made (€470 thousand and 112,536 shares).
–2020 Deferred AVR: given the exceptional circumstances arising from the COVID-19 crisis, all members of Senior Management voluntarily waived the accrual of the whole of their 2020 AVR. Notwithstanding the foregoing, one member of Senior Management, who was an executive of BBVA USA at the time, has received the third and final payment of the deferred portion of a success bonus on the sale of BBVA USA (€50 thousand and 14,340 shares).

PENSION SYSTEMS (THOUSANDS OF EUROS)

	Contributions (1)				Accumulated funds
	Retirement		Death and disability
	June 2026	June 2025	June 2026	June 2025	June 2026	June 2025
Senior Management total	2,303	2,123	634	528	53,494	42,254
(1) Contributions recorded to meet pension commitments with Senior Management in the proportional portion corresponding to the first half of the 2026 and 2025 financial years. These amounts are equal to the sum of the annual contributions to retirement pensions, prorated for the first half of the year, and the adjustments made to the "discretionary pension benefits" for the 2025 and 2024 financial years, which were to be contributed in the 2026 and 2025 financial years, respectively, and with the insurance premiums paid by the Bank to cover death and disability contingencies, prorated for the first half of each financial year.

PAYMENTS FOR THE TERMINATION OF THE CONTRACTUAL RELATIONSHIP
During the first half of the 2026 and 2025 financial years, there were no terminations of the contractual relationship of members of Senior Management that gave rise to the right to severance payments.